Net Loss per Share - Schedule of Basic And Diluted Net Loss per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (19,557)	$ (19,605)	$ (81,172)	$ (58,032)
Denominator:
Weighted-average shares used in computing net loss per share, basic	8,019,626	271,522	1,529,321	255,175
Weighted-average shares used in computing net loss per share, diluted	8,019,626	271,522	1,529,321	255,175
Net loss per share, basic	$ (2.44)	$ (72.2)	$ (53.08)	$ (227.42)
Net loss per share, diluted	$ (2.44)	$ (72.2)	$ (53.08)	$ (227.42)